Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Net income/(loss)	$ 514,804	$ (206,572)
Income taxes	565	598
Profit/(loss) before income taxes	515,369	(205,974)
Depreciation and amortization	79,488	81,097
Other non-operating losses, net	311,916	0
Interest income	(67)	(1,432)
Interest expense	42,776	54,137
Gains/(losses) on derivative instruments	(17,063)	54,543
Other financial items, net	(524)	(1,986)
Equity in net losses of affiliates	561	391
Net (income)/loss from discontinued operations	(568,047)	180,469
Adjusted EBITDA	219,127	200,645
FLNG derivative
Segment Reporting Information [Line Items]
Realized and unrealized gain/(loss) on oil and gas derivative instruments	$ (145,282)	$ 39,400